Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Schedule of Changes in the Convertible Notes

The table below presents the changes in the convertible notes:

	2024	2023
	USD	USD

At January 1	-	-
Additions – convertible notes	12,000,000	5,000,000
Interest and transaction costs (note 9)	47,667	137,500
Conversion of convertible notes during the year	-	(5,137,000)
Repayment of convertible notes during the year	-	(500)
At December 31	12,047,667	-